Operating Segments, Geographic Information and Significant Customers	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Operating Segments, Geographic Information And Significant Customers
Operating Segments, Geographic Information and Significant Customers

Operating Segments

The following table presents summary results of our operating segments for the year ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Revenue
Medicare	$98,038	$122,156	$142,448
Individual, Family and Small Business	105,309	71,168	48,258
Total revenue	$203,347	$193,324	$190,706

Segment profit
Medicare segment profit	$13,598	$10,394	$22,137
Individual, Family and Small Business segment profit	38,654	33,050	9,573
Total segment profit	52,252	43,444	31,710
Corporate	(25,135)	(29,073)	(26,970)
Stock-based compensation expense	(6,889)	(7,266)	(9,694)
Depreciation and amortization	(4,148)	(3,539)	(2,837)
Restructuring (charge) benefit	(4,541)	297	—
Acquisition costs	—	—	(621)
Amortization of intangible assets	(1,153)	(1,040)	(1,040)
Other income, net	1,285	1,149	1,182
Income (loss) before provision (benefit) for income taxes	$11,671	$3,972	$(8,270)

There are no internal revenue transactions between our operating segments. Our CODM does not separately evaluate assets by segment, and therefore assets by segment are not presented.

Geographic Information

Our long-lived assets consisted primarily of property and equipment, internally-developed software, goodwill and other indefinite-lived intangible assets and finite-lived intangible assets. Our long-lived assets are attributed to the geographic location in which they are located. Long-lived assets by geographical area as of December 31, 2016 and December 31, 2017 were as follows (in thousands):

	December 31, 2016	December 31, 2017
United States	$32,162	$32,876
China	391	550
Total	$32,553	$33,426

Significant Customers

Substantially all revenue for the years ended December 31, 2015, 2016 and 2017 was generated from customers located in the United States. Carriers representing 10% or more of our total revenue for the years ended December 31, 2015, 2016 and 2017 are presented in the table below:

	Year Ended December 31,
	2015	2016	2017
Humana	23%	22%	20%
UnitedHealthcare [1]	12%	19%	23%
Aetna [2]	11%	11%	10%

(1)	UnitedHealthcare also includes other carriers owned by UnitedHealthcare.

(2)	Aetna includes other carriers owned by Aetna.